Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions.
Summary of provisions

The current provisions consist of the following:

	December 31,	December 31,
in k€	2024	2023
Other personnel expenses	31,317	41,490
Pensions	1,572	2,184
Other provisions	9,858	1,491
Reorganization	19,473	—
Total current provisions	62,219	45,165

The non-current provisions consist of the following:

	December 31,	December 31,
in k€	2024	2023
Pensions	10,223	11,985
Other personnel expenses	1,315	2,164
Other provisions	2,918	1,913
Reorganization	5,128	—
Total non-current provisions	19,585	16,063

The following table summarizes the development of total provisions recorded during 2024:

				Foreign	Remeasurement
	Jan 1,		Business	currency	through			Dec 31,
	2024	Additions	combination	exchange	OCI	Consumption	Release	2024
	k€	k€	k€	k€	k€	k€	k€	k€
Other personnel expenses	43,654	21,823	(219)	477	—	31,284	1,820	32,632
Pensions	14,170	3,248	(12)	22	(1,217)	2,694	1,721	11,795
Other provisions	3,404	23,785	(757)	189	—	11,723	2,123	12,776
Reorganization	—	68,459	(36)	69	—	32,291	11,599	24,601
Total	61,228	117,315	(1,024)	757	(1,217)	77,992	17,264	81,804

The following table summarizes the development of total provisions recorded during 2023:

				Foreign	Remeasurement
	January 1,		Business	currency	through			Dec 31,
	2023	Additions	combination	exchange	OCI	Consumption	Release	2023
	k€	k€	k€	k€	k€	k€	k€	k€
Other personnel expenses	48,699	43,573	—	91	—	37,851	10,858	43,654
Pensions	14,261	1,215	—	8	—	735	579	14,170
Other provisions	7,877	1,303	—	(179)	—	1,011	4,588	3,404
Reorganization	—	—	—	—	—	—	—	—
Total	70,837	46,091	—	(80)	—	39,597	16,025	61,228